Related party transactions - Lease Agreements - Summary (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023
Leases balances
Right-of-use asset	€ 3,633,509		€ 3,671,241
Lease Agreements
Lease Transactions
Depreciation	6,233	€ 6,540
Interest expense	591	685
Lease expense	223	230
Leases balances
Right-of-use asset	128,992		131,243
Lease liability	131,538		133,575
Fresenius SE | Lease Agreements
Lease Transactions
Depreciation	1,630	2,088
Interest expense	215	255
Lease expense	223	230
Leases balances
Right-of-use asset	28,212		29,214
Lease liability	31,148		29,017
Fresenius SE affiliates | Lease Agreements
Lease Transactions
Depreciation	4,603	4,452
Interest expense	376	€ 430
Leases balances
Right-of-use asset	100,780		102,029
Lease liability	€ 100,390		€ 104,558